LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 8, 2011

TO SUMMARY PROSPECTUS DATED APRIL 30, 2010 OF

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

SUPPLEMENT DATED FEBRUARY 8, 2011

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2010 OF

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated April 30, 2010, as supplemented on May 21, 2010, June 10, 2010 and February 8, 2011 and as may be amended or supplemented, the fund’s statement of additional information, dated April 30, 2010, as supplemented on May 21, 2010 and February 8, 2011 and as may be amended or supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2009, are incorporated by reference into this Summary Prospectus.

The following information supplements the fund’s Prospectus and Statement of Additional Information and supersedes any statements to the contrary:

Effective February 9, 2011, the fund’s Class I shares are open to new purchases and incoming exchanges.

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